Basis of preparation	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Basis of preparation
2	Basis of Preparation
Statement of compliance
These consolidated financial statements were prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and accounting requirements of OSFI in accordance with Section 308 of the Bank Act. Section 308 states that, except as otherwise specified by OSFI, the financial statements are to be prepared in accordance with IFRS.
The consolidated financial statements for the year ended October 31, 2025 have been approved by the Board of Directors for issue on December 2, 2025.
Basis of measurement
The consolidated financial statements have been prepared on the historical cost basis except for the following material items that are measured at fair value in the Consolidated Statement of Financial Position:

•	Financial assets and liabilities measured at fair value through profit or loss
•	Financial assets and liabilities designated at fair value through profit or loss
•	Derivative financial instruments
•	Equity instruments designated at fair value through other comprehensive income
•	Debt instruments measured at fair value through other comprehensive income
Functional and presentation currency
These consolidated financial statements are presented in Canadian dollars, which is the Bank’s functional currency. All financial information presented in Canadian dollars has been rounded to the nearest million unless otherwise stated.
Management’s use of estimates, assumptions and judgments
The Bank’s accounting policies require estimates, assumptions and judgments that relate to matters that are inherently uncertain. The Bank has established procedures to ensure that accounting policies are applied consistently. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the year in which the estimates are revised.
Use of estimates and assumptions
The preparation of these consolidated financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the consolidated financial statements, and other comprehensive income and income and expenses during the reporting period. Estimates made by management are based on historical experience and other factors and assumptions that are believed to be reasonable. Key areas of estimation uncertainty include those relating to the allowance for credit losses, the fair value of financial instruments (including derivatives), corporate income taxes, employee benefits, goodwill and intangible assets, the fair value of all identifiable assets and liabilities as a result of business combinations, impairment of non-financial
assets and provisions. The Bank has utilized estimates, assumptions and judgments that reflect this uncertainty. While management makes its best estimates and assumptions, actual results could differ from these and other estimates.
Currently, there continues to be uncertainty surrounding U.S. trade policies and the impact of tariffs. This results in increased measurement uncertainty for estimates used in financial reporting. In particular, the allowance for credit losses, using an expected credit loss approach as required under IFRS 9, is estimated using complex models and incorporates inputs, assumptions, and techniques that require a high degree of judgement and is heavily dependent on the forecast of macroeconomic variables. Due to the ongoing uncertainty surrounding U.S. trade policy and tariffs, estimates and valuation models applied based on conditions and information existing as at October 31, 2025 may be significantly different from the actual outcome.
Significant judgments
In the preparation of these consolidated financial statements, management is required to make significant judgments in the classification and presentation of transactions and instruments and accounting for the Bank’s involvement with other entities.

Significant estimates, assumptions and judgments have been made in the following areas and are discussed as noted in the consolidated financial statements:

Allowance for credit losses	Note 3 Note 12(e)

Fair value of financial instruments	Note 3 Note 6

Corporate income taxes	Note 3 Note 26

Employee benefits	Note 3 Note 27

Goodwill and intangible assets	Note 3 Note 17

Fair value of all identifiable assets and liabilities as a result of business combinations	Note 3 Note 35

Impairment of investment securities	Note 3 Note 11

Impairment of non-financial assets	Note 3 Note 15 Note 17

Structured entities	Note 3 Note 14

De facto control of other entities	Note 3 Note 30

Derecognition of financial assets and liabilities	Note 3 Note 13

Provisions	Note 3 Note 22